UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-523-3588

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: December 31, 2004



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Reports to Stockholders.

                                   NORTHEAST
                                   INVESTORS
                                  GROWTH FUND
                                 A NO-LOAD FUND
                                 Annual Report
                               For the Year Ended
                               December 31, 2004

                               Table of Contents
Letter to Shareholders............................. 3
Portfolio Transactions (unaudited)................. 4
Fund Performance................................... 6
Summary of Net Assets.............................. 9
Schedule of Investments........................... 10
Financial Statements.............................. 13
Notes to the Financial Statements................. 17
Report of Independent Registered Public
Accounting Firm................................... 20
Trustees & Officers............................... 21

Dear Fellow Shareholders:

The year 2004 was another positive one for Northeast Investors Growth Fund. Although our total return of +8.56% did not outperform the S&P 500 at +10.88%, we feel we are positioned well for the coming year. In 2004 we did not own any telecommunication service and utility stocks. Both of these areas outperformed the index last year. In addition, we were overweighted in the technology area which underperformed the benchmark. These factors were the main reason for our underperformance.

As you review this report, the Portfolio Transactions, as set forth on page 4, detail investment changes made in the Fund. During the year we pulled back substantially from the pharmaceutical area, with complete sales of Abbott Laboratories, Eli Lilly & Co. and Pfizer, Inc. We still are represented in this area through investments in Johnson & Johnson and Teva Pharmaceuticals and in the biotechnology industry with investments in Amgen, Inc., Genentech, Inc., and Gilead Sciences, Inc. We expect the various pressures facing the bigger pharmaceutical companies to dampen investment returns. At the same time we expect future growth to come from the biotechnology area, as well as from the purveyors of generic drugs.

The other major guiding portfolio trends are in the energy and financial areas. We increased the Fund's exposure to energy based on our belief that oil prices will not return to the lower levels experienced in past years. We like the banking and financial services stocks where earnings and dividends steadily increase and consolidation in the industry continues. Consistent with these trends, Exxon Mobil Corp., Eaton Vance Corp. and Bank of America Corp. are three of our largest five holdings, the other two being General Electric Co. and eBay, Inc.

During 2004 our use of leverage diminished greatly and was completely eliminated by year end. We may still use borrowed money from time to time, but rising interest rates and increased market volatility makes us cautious.

We were pleased to make a dividend payment in December of almost five cents per share. The expense ratio moved lower despite the significant pressure of increased regulatory work mandated throughout the industry. While many of these changes were sadly needed, the extra expenses for smaller funds, such as ourselves, are harder to bear.

Today, any investment conversation almost immediately goes to "results" - how one is doing versus popular benchmarks of performance. These conversations often ignore risk and style. In managing this Fund, we hope to create a portfolio of quality companies that we would like to own, or choose to own ourselves. The final benchmark is this question - Would we feel comfortable buying this company for ourselves, our family and our friends? We view our investors in the same light.

We hope this approach is fundamentally different from a host of other funds and sets us apart in a unique way. Everyone working with me has a personal stake in the results through their own ownership as shareholders.

We are interested in increasing our shareholder base and, therefore, any referrals to us would be most appreciated. In the meantime we are concentrated as always on seeking good investments, which will grow and prosper in the days and years to come.

As in the past, please write or call me directly with any questions or comments you might have. Our daily closing price is the bottom line and of continued keen concern to us all.

                Yours sincerely,
                William A. Oates, Jr.
                President

February 14, 2005


Portfolio Transactions (unaudited)
January 1, 2004-December 31, 2004
Additions to Existing Holdings

                                             Additions         Now Own
American Express Co.                             2,000          37,500
ChevronTexaco Corp.                             21,800          43,600
Dell, Inc.                                      19,400          86,600
eBay, Inc.                                       6,200          49,200
General Electric Co.                            16,000         170,500
Gilead Sciences, Inc.                           38,000          76,000
Home Depot, Inc.                                31,300          77,300
Iron Mountain, Inc.                             28,525          67,575
Procter & Gamble Co.~                           24,600          58,800
Teva Pharmaceutical Industries LTD              51,900          87,000
United Parcel Service, Inc.                      1,400          30,900
Zimmer Holdings, Inc.                            1,200          49,000

New Holdings
                                                Now Own
Apple Computer, Inc.                             35,000
Bank of America Corp.                           108,870
Encana Corp.                                     17,500
Genentech, Inc.                                  45,100
Goldman Sachs Group                               8,800
Harley-Davidson, Inc.                             8,600
Kinetic Concepts, Inc.                            6,000
Starbucks Corp.                                  27,000
Wellpoint, Inc.@                                 33,200

Eliminations/Reductions of Holdings
                                                   Sold         Now Own
3M Co.                                            1,000          48,000
Abbott Laboratories                              37,000               0
Amgen, Inc.                                      10,100          28,900
Analog Devices, Inc.                             10,000          54,000
Anthem, Inc.@                                    33,200               0
Banknorth Group, Inc.                            31,000               0
Barr Pharmaceuticals, Inc.                       34,200               0
Best Buy Co., Inc.                               19,700          31,300
Boston Scientific Corp.                           2,000          59,500
Cabot Corp.                                      82,000               0
Cisco Systems, Inc.                              38,000          95,000
Citigroup, Inc.                                  52,200          63,300
Comcast Corp., Class A                           48,900               0
Corning, Inc.                                    46,000         348,000
Cox Communications, Inc.                         66,000               0
Eaton Vance Corp.                                13,000         100,000
Eli Lilly & Co.                                  21,900               0
Fifth Third Bancorp                               6,000          53,050
FleetBoston Financial Corp.*                    110,634               0

Portfolio Transactions (continued) (unaudited)
January 1, 2004-December 31, 2004

Eliminations/Reductions of Holdings (continued)
                                                   Sold         Now Own
Gillette Co.                                     21,400          59,600
Intel Corp.                                      37,000          91,400
International Business Machines Corp.             9,500          32,300
Intuit, Inc.                                     27,500               0
Johnson & Johnson                                 9,500          42,900
JPMorgan Chase & Co.+                            57,000               0
Medtronic, Inc.                                  25,000          24,800
Mellon Financial Corp.                          122,500               0
Microsoft Corp.                                  29,000         155,000
Pfizer, Inc.                                    121,731               0
Royal Dutch Petroleum                            37,200               0
State Street Corp.                               81,400               0
Sysco Corp.                                      36,000               0
Time Warner, Inc.                                 3,000         130,000
Walt Disney Co.                                  45,000          97,000
Wal-Mart Stores, Inc.                            26,500          50,100
Whole Foods Market, Inc.                         12,000          44,200
XM Satellite Radio Holdings, Class A             23,000          63,000
Zions Bancorporation                             26,700          47,700

~ All or a portion was a result of a stock split
^ Acquired through merger with FleetBoston Financial Corp.
* Merged with Bank of America Corp.
@ Name change from Anthem, Inc. to Wellpoint, Inc.
+ Bank One Corp. was acquired by JPMorgan Chase & Co.

Average Annual Total Return
One year ended December 31, 2004.................................... 8.56%
Five years ended December 31, 2004................................. -5.36%
Ten years ended December 31, 2004.................................. 11.80%

The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding years to the cumulative total share return on the Standard & Poor's 500 Index, assuming an investment of $10,000 in both at their closing prices on December 31, 1994 and reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund share. Keep in mind that past performance does not guarantee future returns, and an investment in the Fund is not guaranteed. For management's discussion of the Growth Fund's 2004 performance, including strategies and market conditions which influenced such performance, see the President's letter to shareholders.

Table Omitted

                  1995    1996    1997    1998    1999    2000    2001    2002    2003    2004
Northeast
Investors      $13,636 $16,991 $23,325 $31,102 $40,162 $34,154 $28,296 $21,882 $28,094 $30,499
Growth
Fund

Standard
& Poor's       $13,888 $17,037 $22,677 $29,103 $35,226 $32,021 $28,217 $21,981 $28,285 $31,362
500 Index

About Your Fund's Expenses

                                Beginning Account Value  Ending Account Value    Expenses Paid During Period
                                6/30/2004                12/31/2004              6/30/2004 - 12/31/2004
Actual Return
  4.39%                         $1,000.00                $1,043.91               $5.94
Hypothetical
 (5% return before expenses)    $1,000.00                $1,019.07               $6.13

Example:
As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, 6/30/2004 - 12/31/2004.

Actual Expenses:

The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on you account during this period.

Hypothetical Example for Comparison Purposes:

The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Returns and Per Share Data

                      Year Ended December 31,
                        1995    1996    1997    1998    1999    2000    2001    2002    2003     2004
Net Asset Value        10.59   12.15   15.84   20.47   26.08   20.23   15.43   11.91   15.26    16.52
Income Dividend         0.07    0.05    0.06    0.05    0.02    0.00    0.00    0.02    0.03     0.05
Capital Gains Dist.     0.44    0.98    0.77    0.55    0.31    2.05    1.44    0.00    0.00     0.00
NEIG Return (%)        36.46   24.60   37.28   33.34   29.13   -14.96  -17.15  -22.67  28.39     8.56
S&P 500 Return (%)     37.12   22.68   33.10   28.34   21.04   -9.10   -11.88  -22.10  28.68    10.88

Table Omitted

Ten Largest Investment Holdings
December 31, 2004
Ten Largest Investment Holdings

                                                                     Market
                                                Cost                  Value
General Electric Co.                      $6,043,365             $6,223,250
Exxon Mobil Corp.                          4,437,477              5,940,111
eBay, Inc.                                 2,547,065              5,723,928
Eaton Vance Corp.                          2,328,401              5,215,000
Bank of America Corp.                      3,855,695              5,115,801
Whole Foods Market, Inc.                   1,958,198              4,214,470
Microsoft Corp.                            6,196,058              4,141,600
Corning, Inc.                              2,371,294              4,095,960
3M Co.                                     2,829,041              3,939,360
Zimmer Holdings, Inc.                      2,446,039              3,925,880

Summary of Net Assets
December 31, 2004
                                                                         % of
                                                      Market              Net
                                                       Value           Assets
Common Stocks
Air Freight & Logistics                          $ 2,640,714            1.94%
Asset Management & Custodian                       5,215,000            3.83%
Automobile & Truck                                   522,450            0.38%
Biotechnology                                      6,968,419            5.11%
Communications Equipment                           5,931,360            4.35%
Computer & Electronics                             1,859,846            1.37%
Computer Hardware                                  9,087,458            6.67%
Conglomerate                                      10,162,610            7.46%
Consumer Finance                                   2,113,875            1.55%
Data Processing                                    4,953,082            3.64%
Diversified Banks                                  5,115,801            3.76%
Diversified Financial Services                     3,049,794            2.24%
Food Retail                                        4,214,470            3.09%
Health Care Equipment                              7,730,721            5.67%
Home Improvement Retail                            3,303,802            2.43%
Household Products                                 3,238,704            2.38%
Integrated Oil & Gas                              11,219,627            8.24%
Internet Retail                                    5,723,928            4.20%
Investment Bank & Brokerage                          915,552            0.67%
Major Regional Banks                               5,754,296            4.22%
Managed Health                                     3,818,000            2.80%
Movies & Entertainment                             5,225,100            3.84%
Oil/Gas Exploration                                  998,550            0.73%
Personal Products                                  2,668,888            1.96%
Pharmaceuticals/Drug                               5,318,538            3.90%
Radio                                              2,370,060            1.74%
Restaurants                                        1,683,720            1.24%
Retail-General                                     2,646,282            1.94%
Semiconductors                                     4,131,526            3.03%
Soft Drinks                                        2,824,020            2.07%
Systems Software                                   4,141,600            3.04%
Total Common Stocks                              135,547,793           99.49%
Total Repurchase Agreement                           839,025            0.62%
Total Investment Portfolio                       136,386,818          100.11%
Net Other Assets                                   (148,816)           -0.11%
Total Net Assets                                 136,238,002          100.00%

Schedule of Investments December 31, 2004
                                                Number          Market          Percent
Common Stocks                                   of              Value           of Net
Name of Issuer                                  Shares          (Note B)        Assets

Air Freight & Logistics
United Parcel Service, Inc.                     30,900          $ 2,640,714     1.94%

Asset Management & Custodian
Eaton Vance Corp.*                             100,000            5,215,000     3.83%

Automobile & Truck
Harley-Davidson, Inc.                            8,600              522,450     0.38%

Biotechnology
Amgen, Inc.^                                    28,900            1,853,935
Genentech, Inc.^                                45,100            2,455,244
Gilead Sciences, Inc.^                          76,000            2,659,240
                                                                  ---------
                                                                  6,968,419     5.11%

Communications Equipment
Cisco Systems, Inc.^                            95,000            1,835,400
Corning, Inc.*^                                348,000            4,095,960
                                                                  ---------
                                                                  5,931,360     4.35%

Computer & Electronics
Best Buy Co., Inc.*                             31,300            1,859,846     1.37%

Computer Hardware
Apple Computer, Inc.^                           35,000            2,254,000
Dell, Inc.*^                                    86,600            3,649,324
International Business Machines Corp.           32,300            3,184,134
                                                                  ---------
                                                                  9,087,458     6.67%

Conglomerate
3M Co.*                                         48,000            3,939,360
General Electric Co.*                          170,500            6,223,250
                                                                  ---------
                                                                 10,162,610     7.46%

Consumer Finance
American Express Co.                            37,500            2,113,875     1.55%

Data Processing
First Data Corp.                                68,000            2,892,720
Iron Mountain, Inc.^                            67,575            2,060,362
                                                                  ---------
                                                                  4,953,082     3.64%

Diversified Banks
Bank of America Corp.                          108,870            5,115,801     3.76%

Diversified Financial Services
Citigroup, Inc.*^                               63,300            3,049,794     2.24%

Food Retail
Whole Foods Market, Inc.*                       44,200          $ 4,214,470     3.09%

Health Care Equipment
Boston Scientific Corp.^                        59,500            2,115,225
Kinetic Concepts, Inc.^                          6,000              457,800
Medtronic, Inc.                                 24,800            1,231,816
Zimmer Holdings, Inc.*^                         49,000            3,925,880
                                                                  ---------
                                                                  7,730,721     5.67%

Home Improvement Retail
Home Depot, Inc.                                77,300            3,303,802     2.43%

Household Products
Procter & Gamble Co.                            58,800            3,238,704     2.38%

Integrated Oil & Gas
B P Amoco, PLC                                  51,200            2,990,080
ChevronTexaco Corp.                             43,600            2,289,436
Exxon Mobil Corp.*                             115,882            5,940,111
                                                                  ---------
                                                                 11,219,627     8.24%

Internet Retail
eBay, Inc.^                                     49,200            5,723,928     4.20%

Investment Bank & Brokerage
Goldman Sachs Group^                             8,800              915,552     0.67%

Major Regional Banks
Fifth Third Bancorp                             53,050            2,509,265
Zions Bancorporation*                           47,700            3,245,031
                                                                 ----------
                                                                  5,754,296     4.22%

Managed Health
Wellpoint, Inc.^                                33,200            3,818,000     2.80%

Movies & Entertainment
Time Warner, Inc.^                             130,000            2,528,500
Walt Disney Co.*                                97,000            2,696,600
                                                                  ---------
                                                                  5,225,100     3.84%

Oil/Gas Exploration
Encana Corp.                                    17,500              998,550     0.73%

Personal Products
Gillette Co.                                    59,600            2,668,888     1.96%

Pharmaceuticals/Drug
Johnson & Johnson*                              42,900            2,720,718
Teva Pharmaceutical Industries, LTD             87,000            2,597,820
                                                                  ---------
                                                                  5,318,538     3.90%

Radio
XM Satellite Radio Holdings, Class A^           63,000            2,370,060     1.74%

Restaurants
Starbucks Corp.^                                27,000            1,683,720     1.24%

Retail-General
Wal-Mart Stores, Inc.                           50,100            2,646,282     1.94%

Semiconductors
Analog Devices, Inc.                            54,000            1,993,680
Intel Corp.*                                    91,400            2,137,846
                                                                  ---------
                                                                  4,131,526     3.03%

Soft Drinks
PepsiCo, Inc.                                   54,100            2,824,020     2.07%

Systems Software
Microsoft Corp.*                               155,000            4,141,600     3.04%
Total Common Stocks (Cost-$106,449,716)                        $135,547,793     99.49%
                                                                -----------

Repurchase Agreement
Investors Bank & Trust Co. Repurchase Agreement,
1.75% due 1/3/05 @                                                  839,025
Total Repurchase Agreement (Cost-$839,025)                        $ 839,025     0.62%
                                                                   --------
Total Investment Portfolio (Cost-$107,288,741)                  136,386,818     100.11%
                                                                -----------
Net Other Assets                                                  (148,816)     -0.11%
Total Net Assets                                               $136,238,002     100.00%
                                                                -----------
                                                                -----------

@Acquired on December 31, 2004. Collateralized by $880,494 of market value of U.S. Government mortgage-backed securities due through 12/25/33. The maturity value is $839,147.
* All or a portion of this security is pledged to collateralize short-term borrowings
^ Non-income producing security

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
December 31, 2004
Assets

Investments-at market value (cost $107,288,741)                 $136,386,818
Dividends receivable                                                 110,076
Other receivables                                                     11,061
Receivable for shares sold                                             4,160
                                                                ------------
Total Assets                                                     136,512,115

Liabilities
Payable for shares repurchased                                       117,973
Accrued investment advisory fee                                       66,428
Accrued expenses                                                      89,712
                                                                ------------
Total Liabilities                                                    274,113
                                                                ------------
Net Assets                                                      $136,238,002
                                                                ------------
                                                                ------------
Net Assets Consist of:
Capital paid-in                                                 $118,030,209
Undistributed net investment income                                      417
Accumulated net realized loss on investment transactions         (10,890,701)
Net unrealized appreciation of investments                        29,098,077
                                                                ------------
Net Assets                                                      $136,238,002
                                                                ------------
                                                                ------------
Net Asset Value, offering price and redemption price per share
($136,238,002/8,250,017 shares)                                       $16.52
                                                                ------------
                                                                ------------

The accompanying notes are an integral part of the financial statements.

Statement of Operations
December 31, 2004

Investment Income
Dividend income                                                      2,158,780
Interest income                                                          6,298
Other income                                                            22,107
                                                                     ---------
Total Income                                                         2,187,185
                                                                     ---------
                                                                     ---------
Expenses
Investment advisory fee                                                777,606
Administrative expenses and salaries                                   457,396
Interest fee                                                            92,267
Printing, postage, and stationary                                       90,000
Audit fees                                                              73,125
Legal fees                                                              70,400
Computer and related expenses                                           68,480
Registration and Filing fees                                            41,625
Insurance                                                               39,000
Trustee fees                                                            25,000
Telephone expense                                                       22,150
Commitment fee                                                          22,091
Custodian fees                                                          10,910
Miscellaneous fees                                                       8,345
                                                                    ----------
Total Expenses                                                       1,798,395
                                                                    ----------
Net Investment Income                                                  388,790
                                                                    ----------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions                      $6,290,650
Net change in unrealized appreciation of investments                 4,404,129
                                                                    ----------
Net realized and unrealized gain on investments                     10,694,779
                                                                    ----------
Net Increase (Decrease) in Net Assets Resulting from Operations    $11,083,569

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets
                                                                Year Ended      Year Ended
                                                                December 31     December 31,
                                                                2004            2003

Increase (Decrease) in Net Assets

From Operations:
Net investment income                                            $388,790        $271,509
Net realized gain (loss) from investment transactions           6,290,650      (3,955,081)
Net change in unrealized appreciation of investments            4,404,129      36,617,308
                                                                ---------      ----------
Net Increase in Net Assets
Resulting from Operations                                      11,083,569      32,933,736
                                                               ----------      ----------

Distributions to Shareholders from Net Investment Income        (388,373)       (279,662)
From Net Fund Share Transactions                             (16,017,737)    (17,079,254)
                                                              -----------    ------------
Total Increase (Decrease) in Net Assets                       (5,322,541)      15,574,820

Net Assets:
Beginning of Year                                            141,560,543      125,985,723
                                                             -----------      -----------
End of Year                                                 $136,238,002     $141,560,543
                                                             -----------      -----------
                                                             -----------      -----------

The accompanying notes are an integral part of the financial statements.

Financial Highlights

                                                Year Ended December 31,
                                        2004            2003            2002            2001            2000
Per Share Data^
Net Asset Value:
Beginning of Period                     $15.26          $11.91          $15.43          $20.23          $26.08

Income From Investment Operations:
Net investment income/(loss)            0.04            0.03            0.02            (0.01)          (0.09)
Net realized and unrealized gain
(loss) on investment                    1.27            3.35            (3.52)          (3.35)          (3.71)
Total from investment operations        1.31            3.38            (3.50)          (3.36)          (3.80)

Less Distributions:
Net investment income                   (0.05)          (0.03)          (0.02)          0.00            0.00
Capital Gain                            0.00            0.00            0.00            (1.44)          (2.05)
Total Distributions                     (0.05)          (0.03)          (0.02)          (1.44)          (2.05)
Net Asset Value:
End of Period                           $16.52          $15.26          $11.91          $15.43          $20.23
Total Return                            8.56%           28.39%          -22.67%         -17.15%         -14.96%

Ratios & Supplemental Data

Net assets end of period
(in thousands)                          $136,238        $141,561        $125,986        $187,218        $272,222
Ratio of operating expenses to
average net assets (includes interest
expense)                                1.32%           1.43%           1.31%           1.14%           0.97%
Ratio of interest expense to
average net assets                      0.07%           0.22%           0.21%           0.14%           0.22%
Ratio of net investment income to
average net assets                      0.29%           0.21%           0.17%           -0.05%          -0.34%
Portfolio turnover rate                   19%             25%             26%              30%             33%

^ Average share method used to calculate per share data

Notes to Financial Statements

Note A-Organization

Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

The Fund's objective is to produce long term growth for its shareholders.

Note B-Significant Accounting Policies

Significant accounting policies of the Fund are as follows:

Valuation of Investments: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.

Security Transactions: Investment security transactions are recorded on the date of purchase or sale. Net realized gain or loss on sales of investments is determined on the basis of identified cost.

Federal Income Taxes: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

State Income Taxes: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

Distributions and Income: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note C-Investment Advisory and Service Contract and Affiliated Expenses
The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment. All trustees except Messrs. John C. Emery, Michael Baldwin and F. Washington Jarvis are officers or directors of the Advisor. The compensation of all disinterested trustees of the Fund is borne by the Fund.

Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund and of all Directors who are "affiliated persons" of the Fund or of the Advisor, and all personnel of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor.

The Fund pays expenses, including the salaries of employees engaged in activities, related to its role as transfer, dividend paying and shareholder servicing agent.

Note D-Purchases and Sales of Investments

The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $27,110,560 and $60,567,603, respectively, for the year ended December 31, 2004.

Note E-Shares of Beneficial Interest

At December 31, 2004, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:


                                                        2004                              2003
                                                --------------------------        -------------------------
                                                Shares          Amount            Shares        Amount
Shares sold                                      286,607        $ 4,460,343        441,531      $ 5,812,191
Shares issued to shareholders in
reinvestment of distributions from
net investment income and
realized gains from security
transactions                                      20,568            338,969         16,607          244,620
                                               -----------       ----------       ----------     ----------
                                                 307,175        $ 4,799,312        458,138      $ 6,056,811
Shares repurchased                            (1,335,365)      $(20,817,049)    (1,764,370)    $(23,136,065)
                                              ------------       ----------      -----------    -----------
Net Increase                                  (1,028,190)      $(16,017,737)    (1,306,232)    $(17,079,254)

Note F-Repurchase Agreement

On a daily basis, the Fund invests any cash balances into repurchase agreements hypothecated by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Note G-Committed Line of Credit

Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At December 31, 2004, the Fund had unused lines of credit amounting to $25,000,000 and there was no outstanding balance. In addition the fund pays a commitment fee of 0.10% per annum, payable at the end of each quarter based on the unused portion of the line of credit. The committed lines of credit may be terminated at the banks' option at their annual renewal dates.

The following information relates to aggregate short-term borrowings during the year ended December 31, 2004:

Average amount outstanding (total of daily outstanding principal balances
divided by number of days during the period)                     $10,229,962
Weighted average interest rate (actual interest expense on short-term borrowing
divided by average short-term borrowings outstanding)                  0.90%

Note H-Additional Tax Information
The tax character of distributions paid during the fiscal year ended December 31, 2003 and 2004 were $279,662 and $388,373 respectively, and were classified as ordinary income.

As of December 31, the components of accumulated earnings (losses) on a tax basis were as follows:
                                                               2004
Capital loss carryforward*                               $(9,792,426)
Unrealized gains (losses)-net                              28,826,030
                                                        --------------
Total accumulated unrealized earnings (losses-net)       $ 19,033,604

* The capital loss carryforward will expire as follows:

                                                                Expiration
Year                                                            Amount
----                                                            ----------
2009                                                            $1,698,159
2011                                                            $8,094,267

At December 31, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:
                                                                2004
                                                                ----
Tax cost                                                        $107,560,788
Gross unrealized gain                                             32,105,822
Gross unrealized loss                                            (3,279,792)
Net unrealized security gain (loss)                             $ 28,826,030

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

Note I-Securities Lending

The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash or securities as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At December 31, 2004, there were no securities on loan. During the year ended December 31, 2004, income from securities lending amounted to $3,302.

Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees of Northeast Investors Growth Fund:

We have audited the accompanying statement of assets and liabilities of Northeast Investors Growth Fund (the Fund), including the schedule of investments, as of December 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended December 31, 2002 were audited by other auditors whose report dated February 14, 2003 expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Growth Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP
Boston, Massachusetts
February 11, 2005

Trustees and Officers

The Trustees of Northeast Investors Growth Fund are William A. Oates Jr.,
Ernest E. Monrad, Robert B. Minturn, John C. Emery, Michael Baldwin, and
F. Washington Jarvis. Under Massachusetts law, the Trustees are generally responsible for the management of Northeast Investors Growth Fund. The following table provides certain information about the Fund's Trustees and Officers:

The Statement of Additional Information (SAI) contains additional information about the trustees and is available without charge upon request by calling the Fund at 1-800-225-6704.

                                                                                Principal
                                                Length of                       Occupation(s)           Other
                        Position(s) Held        Time                            During                  Directorships
Name, Address and Age   with Trust              Served(1)                       Last 5 Years            held by Trustee

                                                AFFILIATED TRUSTEES AND FUND OFFICERS

William A. Oates, Jr.   President and           24 years                        Trustee and
150 Federal Street      Trustee                                                 President of
Boston, MA                                                                      Northeast Investors
Age 62                                                                          Growth Fund

Ernest E. Monrad        Trustee                 24 years                        Trustee of              Century Shares
150 Federal Street                                                              Northeast Investors     Trust
Boston, MA                                                                      Trust                   Century Small Cap
Age 74                                                                                                  Select
                                                                                                        The New America
                                                                                                        High Income Fund,
                                                                                                        Inc.
                                                                                                        Northeast Investors
                                                                                                        Trust
Gordon C. Barrett       Senior Vice             11 years                        Officer of
150 Federal Street      President and                                           Northeast Investors
Boston, MA              Chief Financial                                         Growth Fund,
Age 48                  Officer                                                 Northeast Investors
                                                                                Trust, Northeast
                                                                                Investment
                                                                                Management, Inc.

Robert B. Minturn       Trustee, Clerk,         24 years                        Clerk and Trustee       Northeast Investors
150 Federal Street      Vice President,                                         of Northeast            Trust
Boston, MA              and Cheif Legal                                         Investors Trust
Age 65                  Officer

                                                INDEPENDENT TRUSTEES

John C. Emery           Trustee                 24 years                        Partner, Law Firm
One Post Office Square                                                          of Sullivan &
Boston, MA                                                                      Worcester
Age 74
Michael Baldwin         Trustee                 5 years                         Partner, Baldwin
3 Barnabas Road                                                                 Brothers, Inc.
Marion, MA
Age 64
F. Washington Jarvis    Trustee                 1 year                          Retired;
1241 Adams Street                                                               Headmaster at
Dorchester, MA                                                                  Roxbury Latin
Age 65                                                                          School until
                                                                                June 30, 2004

(1) The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.


Trustees
William A. Oates, Jr.
Ernest E. Monrad
Robert B. Minturn
John C. Emery
Michael Baldwin
F. Washington Jarvis

Officers
William A. Oates, Jr., President
Gordon C. Barrett, Senior Vice President & Chief Financial Officer Ernest E. Monrad, Assistant Treasurer
Robert B. Minturn, Vice President, Clerk, and Chief Legal Officer
Richard J. Semple, Vice President & Chief Compliance Officer
Bruce H. Monrad, Vice President
David A. Randall, Vice President

Investment Advisors
Northeast Management & Research Company, Inc.
150 Federal Street
Boston, Massachusetts 02110

Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02205

Legal Counsel
Mintz, Levin, Cohn, Ferris, Glovsky
and Popeo, P.C.
One Financial Center
Boston, Massachusetts 02111

Transfer Agent
Northeast Investors Growth Fund
150 Federal Street
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

This report is prepared for the information of the shareholders of Northeast Investors Growth Fund and must not be given to others unless preceded or accompanied by a copy of the current Prospectus by which all offerings of the Fund shares are made. It should be noted in reading this report and the letter to shareholders that the record of past performance is not a representation as to the Fund's future performance, and that the Fund's investments are subject to market risks.

For a free copy of the Fund's proxy voting guidelines and proxy voting record visit www.northeastinvestors.com/growth/proxypolicy.stm, call 1-800-225-6704 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Shares of the Fund are sold to investors at net asset value by

                                Northeast Investors Growth Fund
                                150 Federal Street
                                Boston, Massachusetts 02110
                                800-225-6704 617-523-3588
                                www.northeastinvestors.com

The share price for Northeast Investors Growth Fund is quoted daily in the Mutual Funds section of most major newspapers under several abbreviations including: NE Inv GR, NE Investor.





Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. A copy of the code of ethics has been filed as Exhibit to registrant's Report on Form N-CSR for its fiscal year ended December 31, 2003. The registrant has not made any amendment to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert. Although the members of the registrant's Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item. Certain of the registrant's trustees who are considered to be "interested persons" as defined in Section 2(a)(19) under the Investment Company of 1940, as amended, do possess such qualifications, but it has been determined that the Audit Committee should consist entirely of independent trustees. The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the management of the Fund.

Item 4. Principal Accountant Fees and Services.

         (a) Audit Fees. The aggregate fees billed for the registrant's fiscal years ended December 31, 2004 and December 31, 2003 for professional services rendered by the registrant's principal accountant for audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $42,000 and $40,000 respectively.

         (b) Audit-Related Fees The aggregate fees billed for the registrant's fiscal year ended December 31, 2004 and December 31, 2003 for assurance and related services by the registrant's principal accountant reasonably related to the performance of audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $16,250 and $29,500 respectively. Such services consisted of a report of the Fund's transfer agent internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Fund's anti-money laundering controls and policies.

         (c) Tax Fees. The aggregate fees billed in the registrant's fiscal years ended December 31, 2004 and December 30, 2003 for professional services rendered by the registrant's principal accountant for tax matters were $6000 and $5000 respectively. Such services consisted of the preparation of the registrant's federal income and excise tax returns.

         (d) All other Fees. No products or services were provide to the registrant during its last two fiscal years by its principal accountants other than the services reported in Paragraphs (a) - (c) of this item.

         (e) It is the registrant's policy that all audit and non-audit services provided by the registrant's principal accountant be approved in advance by the Audit Committee, and all of the services described in Paragraphs
(a) - (d) of this item were so approved.

         (f) The registrant has been advised by its independent accountants that less than 50% of the hours expended on the principal accountant's engagement to audit the registrant's financial statements were attributed to work by persons other than the principal accountants' full-time, permanent employees.

         (g) No non-audit services were provided by the registrant's principal accountant to the registrant's investment adviser. There is no entity affiliated with registrant's investment adviser that provides ongoing services to the registrant.

         (h)      Not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Manager of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.



Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made with respect to procedures by which shareholders may recommend nominees for trustee during the covered period.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) 99.CERT Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to
         Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) 99.906CERT A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.








                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: March 9, 2005


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: March 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: March 9, 2005


By (Signature and Title)
                                    Gordon C. Barrett
                                    Chief Financial Officer
                                    (principal financial officer)

Date: March 9, 2005

                                 Exhibit 99.CERT

         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, William A. Oates, Jr., certify that:

1. I have reviewed this report on Form N-CSR of Northeast Investors Growth Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: March 9, 2005
                                            William A. Oates, Jr.
                                            President
                                            (principal executive officer)





         Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1.       I have reviewed this report on Form N-CSR of Northeast Investors Growth
Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                  (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                  (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: March 9, 2005
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (principal financial officer)






                               Exhibit 99.906CERT

     Certification Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and (b) of section 1350, chapter 63 of title 18, United States Code), each of the undersigned officers of Northeast Investors Growth Fund, a Massachusetts business trust (the "Registrant"), does hereby certify, to such officer's knowledge, that:

The report on Form N-CSR for the period ended December 31, 2004 of the Registrant (the "Form N-CSR") fully complies with the requirements of
Section 13(a) or 15(d) of the Securities Exchange Act of 1934, and the information contained in the N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.



Dated:  March 9, 2005
                                            William A. Oates, Jr.
                                            President
                                            (Principal Executive Officer)


Dated:  March 9, 2005
                                            Gordon C. Barrett
                                            Chief Financial Officer
                                            (Principal Financial Officer)

The foregoing certification is being furnished solely pursuant to section 906 of the Sarbanes-Oxley Act of 2002 and is not being filed as a separate disclosure document.

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.